License Agreements (Details)	3 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Series A-1 Convertible Preferred Stock	May 11, 2011 License agreement Ipsen	Mar. 31, 2014 License agreement Ipsen USD ($)	Mar. 31, 2013 License agreement Ipsen USD ($)	Dec. 31, 2013 License agreement Ipsen USD ($)	Dec. 31, 2012 License agreement Ipsen USD ($)	Dec. 31, 2011 License agreement Ipsen USD ($)	Dec. 31, 2005 License agreement Ipsen USD ($)	May 17, 2011 License agreement Ipsen Series A-1 Convertible Preferred Stock	Dec. 31, 2011 License agreement Ipsen Series A-1 Convertible Preferred Stock USD ($)	Mar. 31, 2014 License agreement Ipsen Minimum USD ($)	Mar. 31, 2014 License agreement Ipsen Minimum EUR (€)	Dec. 31, 2013 License agreement Ipsen Minimum USD ($)	Dec. 31, 2013 License agreement Ipsen Minimum EUR (€)	Mar. 31, 2014 License agreement Ipsen Maximum USD ($)	Mar. 31, 2014 License agreement Ipsen Maximum EUR (€)	Dec. 31, 2013 License agreement Ipsen Maximum USD ($)	Dec. 31, 2013 License agreement Ipsen Maximum EUR (€)	Dec. 31, 2013 License agreement Ipsen Sublicense Agreement	Mar. 31, 2014 License agreement Ipsen Sublicense Agreement Minimum
License Agreements
Nonrefundable, non-creditable payment													$ 250,000
Additional payments to be made upon achievement of certain development and commercialization milestones																13,800,000	10,000,000	13,800,000	10,000,000	50,000,000	36,000,000	49,600,000	36,000,000
Royalty rate (as a percent)								5.00%		5.00%
Period after the date of the first commercial sale of the product for license expiration										10 years						10 years	10 years							10 years	10 years
Amount recorded in research and development expense	$ 9,717,000	$ 17,287,000	$ 60,536,000	$ 54,961,000	$ 36,179,000			$ 100,000	$ 100,000	$ 200,000	$ 700,000	$ 1,000,000			$ 1,400,000
Number of days prior to closing on which shares issuable was determined based upon the U.S. dollar exchange rate for Euro							2 days
Issuance of preferred stock (in shares)						922,286								17,326
Fair value per share of preferred stock (in dollars per share)															$ 81.42